Investments and Sundry Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments and Sundry Assets
Deferred transition and setup costs and other deferred arrangements	$ 1,630	$ 1,784
Derivatives-noncurrent	585	753
Alliance investments - equity method	120	131
Alliance investments - non-equity method	226	127
Prepaid software	306	233
Long-term deposits	318	307
Other receivables	204	208
Employee benefit-related	439	493
Prepaid income taxes	459	261
Other assets	735	598
Total	$ 5,021	$ 4,895